Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2021	2020
Operating leases right-of-use assets	1.5	1.6
Current operating lease liabilities	0.7	3.1
Non-current operating lease liabilities	1.3	2.9

Components of Lease Cost
Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020
Operating lease expense	4.1	6.3
Short-term operating lease expense	—	—
Total operating lease expense	4.1	6.3
Sublease income	2.4	1.8

Schedule of future minimum leases payments under non cancellable operating leases	The future minimum leases payments under the Company's non cancellable operating leases as at December 31, 2021 are as follows:

(In $ millions)
2022	0.8
2023	0.3
2024	0.3
2025	0.3
2026	0.3
Thereafter	0.7
Total Minimum Lease Payments	2.7
Less: Imputed interest	(0.7)
Present value of operating liabilities	2.0